PGIM Jennison International Core Equity ETF Expense Example, No Redemption - PGIM Jennison International Core Equity ETF - No Share Class	Sep. 01, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 24
Expense Example, No Redemption, 3 Years	$ 74